Related Party Transactions - Additional Information (Details)					6 Months Ended		12 Months Ended
	Oct. 26, 2022 shares	Jul. 01, 2022	Jan. 28, 2022 shares	Nov. 30, 2021 shares $ / shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Jun. 30, 2023 shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)
Disclosure of transactions between related parties [line items]
Granted					6,547,018			5,344,777
Expense recognized | $					$ 5,354,429	$ 8,601,681		$ 14,530,749	$ 4,467,986	$ 5,066,662
Limited resource loan | $									893,906
Exercised/Vested					463,897			1,687,500
Unsecured loan | $					$ 1,124,932			$ 1,215,472	640,690
Proceeds on issue of shares | $					$ 12,061			150,967,705	$ 106,843,050	$ 31,664,061
Description of transactions with related party					There were no other related party transactions during the six months ended December 31, 2022, or prior fiscal years.
Phillips 66 Company
Disclosure of transactions between related parties [line items]
Fees paid to related party | $					$ 30,000			43,146
Performance Rights
Disclosure of transactions between related parties [line items]
Granted					6,547,018
Number Of Performance Right Convertible To Ordinary Shares					1
Key Management Personnel
Disclosure of transactions between related parties [line items]
Expense recognized | $								6,829,664
Key Management Personnel | Performance Rights
Disclosure of transactions between related parties [line items]
Granted				800,000
Key Management Personnel | Robert Natter, Chairman
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares				$ 11.95
Key Management Personnel | Robert Natter, Chairman | Performance Rights
Disclosure of transactions between related parties [line items]
Granted				200,000
Number Of Performance Right Convertible To Ordinary Shares				1
Key Management Personnel | Tony Bellas
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares				$ 11.95
Key Management Personnel | Tony Bellas | Performance Rights
Disclosure of transactions between related parties [line items]
Granted				200,000
Number Of Performance Right Convertible To Ordinary Shares	1			1
Issued	69,995			66,000
Key Management Personnel | Andrew Liveris | Performance Rights
Disclosure of transactions between related parties [line items]
Issued	69,995			66,000
Key Management Personnel | Robert Cooper | Performance Rights
Disclosure of transactions between related parties [line items]
Issued	69,995			66,000
Key Management Personnel | Trevor St Baker's | Performance Rights
Disclosure of transactions between related parties [line items]
Issued				66,000
Key Management Personnel | Greg Baynton | Performance Rights
Disclosure of transactions between related parties [line items]
Issued				27,500
Key Management Personnel | Zhanna Golodryga | Performance Rights
Disclosure of transactions between related parties [line items]
Issued	69,995			17,549
Issued, value | $					$ 68,758			151,998
Key Management Personnel | Robert Natter | Performance Rights
Disclosure of transactions between related parties [line items]
Issued	69,995
Exercised/Vested	7,263
Key Management Personnel | Jean Oelwang | Performance Rights
Disclosure of transactions between related parties [line items]
Issued	69,995
Exercised/Vested	9,170
Key Management Personnel | Chris Burns, CEO
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares				$ 11.95
Key Management Personnel | Chris Burns, CEO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted			1,412,000	200,000			2,275,400
Number Of Performance Right Convertible To Ordinary Shares		1	1
Expiry date		Jun. 30, 2025
Expense recognized | $					777,119			$ 1,277,099
Performance rights vest subject to continued employment percentage		50.00%	50.00%
Vesting percentage subject to achievement of performance conditions		50.00%	50.00%
Key Management Personnel | Nick Liveris, CFO
Disclosure of transactions between related parties [line items]
Value of performance right with reference to market value of underlying securities | $ / shares				$ 11.95
Key Management Personnel | Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Granted			667,831	200,000			778,400	667,831
Number Of Performance Right Convertible To Ordinary Shares	1		1
Expiry date	Jun. 30, 2025
Expense recognized | $					265,848			$ 535,128
Performance rights vest subject to continued employment percentage	50.00%		50.00%
Vesting percentage subject to achievement of performance conditions		50.00%	50.00%
Key Management Personnel | Chris Burns, CEO and Nick Liveris, CFO | Performance Rights
Disclosure of transactions between related parties [line items]
Expiry date			Jun. 30, 2024
Key Management Personnel | Rashda Buttar | Performance Rights
Disclosure of transactions between related parties [line items]
Granted			255,238				359,300
Number Of Performance Right Convertible To Ordinary Shares		1	1
Expiry date		Jun. 30, 2025
Expense recognized | $					122,712			230,853
Performance rights vest subject to continued employment percentage		50.00%	50.00%
Vesting percentage subject to achievement of performance conditions		50.00%	50.00%
Key Management Personnel | Rashda Buttar | True-up Grant
Disclosure of transactions between related parties [line items]
Granted							482,441
Number Of Performance Right Convertible To Ordinary Shares		1
Expense recognized | $					197,860
Key Management Personnel | Director | Performance Rights
Disclosure of transactions between related parties [line items]
Expense recognized | $					412,522			$ 26,203,852
Expense recognized | $					$ 31,932